UNPAID CLAIM AND CLAIM EXPENSES - NET LIABILITY (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted Incurred Claims, net of reinsurance	$ 40.7	$ 41.9
Subtract Cumulative Paid Claims, net of reinsurance	(40.1)	(29.4)
Liability for unpaid claims and claims adjustment expense, net	20.8	20.4	$ 7.9
Reinsurance Recoverable on unpaid claims	16.3	10.9	4.1
Liability for Claims and Claims Adjustment Expense	37.1	31.3	$ 12.0
Long-Term Disability
Liability for Claims and Claims Adjustment Expense [Line Items]
Undiscounted Incurred Claims, net of reinsurance	17.6	9.9
Subtract Cumulative Paid Claims, net of reinsurance	(3.5)	(1.3)
Subtract Impact of Discounting, net of reinsurance	(1.8)	(0.8)
Liability for unpaid claims and claims adjustment expense, net	12.3	7.8
Reinsurance Recoverable on unpaid claims	14.2	8.9
Other short-duration contracts
Liability for Claims and Claims Adjustment Expense [Line Items]
Liability for unpaid claims and claims adjustment expense, net	8.5	12.6
Reinsurance Recoverable on unpaid claims	$ 2.1	$ 2.0